Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0000720762
Registrant Name	NON INVASIVE MONITORING SYSTEMS INC /FL/
Registration File Number	333-297574
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES